Intangible Assets and Others, net (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Cost of intangible assets which have not yet been paid as of the reporting date	₪ 28	₪ 32	₪ 33
Discounted cash flow model period	5 years
Long-term growth rate	1.50%
Fixed-line segment [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	₪ 732	753
Estimated recoverable amount	₪ 105	₪ 74